Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

(24)Commitments and Contingencies

As of December 31, 2014, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,513,082(US$243,865).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2015	1,685,906	271,719
2016	1,411,888	227,555
2017	1,528,575	246,362
2018	2,346,437	378,177
2019	1,402,903	226,107
Thereafter	6,730,900	1,084,824
Total	15,106,609	2,434,744

The purchase prices under the multi-year supply agreements are subject to adjustments, taking into consideration the spot market price, the cost to produce the polysilicon, among other things.  The Company purchased polysilicon from Supplier B in the amount of RMB 415,075 and RMB 561,487(US$90,495) under the “take or pay” arrangements during 2013and 2014, respectively.

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements with Supplier B amounted to RMB 6,032,496 (US$ 972,262) as of December 31, 2014.  The Company purchased polysilicon in the amount of RMB 732,626 and RMB 701,784 (US$113,107) under the multi-year supply agreements during 2013 and 2014, respectively.

In terms of the supply agreement with Supplier A, it is impractical for the Company to execute the agreement because of the events such as anti-dumping and anti-subsidy investigations into solar-grade polysilicon imported from the U.S. and South Korea launched by the Ministry of Commerce of the PRC in July 2012 that have occurred are beyond the management’s control. Therefore, based on assessment of management, no material losses or costs should be incurred for not executing the agreement.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in March 2013.  On April 9, 2014, the Company received an order denying defendants’ joint motion to dismiss Solyndra’s claims. A case management conference has been set for April 23, 2014, at which the court will likely set a schedule for the remainder of the Solyndra litigation. While it is premature at this stage of the litigations to evaluate the likelihood of favorable or unfavorable outcomes, the Company believes that Solyndra’s claims lack merits and would defend itself vigorously against those allegations.  In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2014 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

From July 2009 through March 2013, the Company signed a series of agreements and amendments with suppliers to provide recovery service of exhausted slurry for the Company.  According to the series of agreements and amendments with the supplier, the Company guaranteed a minimum annual supply volume of exhausted slurry.  The Company didn’t provide adequate supply volume of exhausted slurry in 2012 due to some quality issue noted on the supplier’s services.  In May 2013, the supplier informed the Company that it would like to cease the recovery service and claimed compensation.  The Company has not received any summons or notices from any court or arbitration body pertaining to any proceeding brought against us by this supplier. In July 2014, the Company also filed litigation against this supplier for breach of contract and claimed damages against this supplier.  While it is premature at this stage to evaluate the final outcome, the Company believes that the supplier’s claims lack merits.  In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2014 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

In October 2013, the Company received notice of an antitrust filed by Energy Conversion Devices Liquidation Trust (“ECD”), through its liquidating trustee, against the Company and two other China-based photovoltaic panel manufacturers. in the U.S. District Court of the Eastern District of Michigan.  ECD alleges a wide-ranging conspiracy among the Company and other two Chinese photovoltaic panel manufacturers, their suppliers, banks and the Chinese government to destroy ECD and the U.S. solar industry by flooding the market with cheap photovoltaic panels.  On October 31, 2014, the Court granted joint motion to dismiss the case. The plaintiff filed its motion to reconsider on November 14, 2014. While it is premature at this stage of the litigations to evaluate the likelihood of favorable or unfavorable outcomes, we believe that ECD’s claims lack merits. We intend to defend vigorously against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2014 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.